UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE                 May 05, 2010
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           57

Form 13F Information Table Value Total:                      $105,140
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    57750        4826      Y        X
AT&T                                       common stock   00206R102      400          10      Y        X
Aerosonic Corporation                      common stock   008015307      500           2      Y        X
American Express Company                   common stock   025816109     1000          41      Y        X
Amgen, Inc.                                common stock   031162100    76079        4552      Y        X
Anadarko Petroleum Corporation             common stock   032511107       90           7      Y        X
BP PLC ADR                                 common stock   055622104   114460        6532      Y        X
Berkshire Hathaway Class B                 common stock   084670207    59300        4819      Y        X
Boeing Company                             common stock   097023105    65525        4758      Y        X
Briggs & Stratton Corporation              common stock   109043109     1000          20      Y        X
Bristol-Myers Squibb Company               common stock   110122108   203802        5442      Y        X
C S X Corporation                          common stock   126408103      300          15      Y        X
CVS Caremark Corporation                   common stock   126650100   150892        5517      Y        X
Casey's General Stores, Inc.               common stock   147528103      500          16      Y        X
Caterpillar, Inc.                          common stock   149123101   146084        9181      Y        X
Chevron Corporation                        common stock   166764100     1194          91      Y        X
Cisco Systems, Inc.                        common stock   17275R102      175           5      Y        X
Coca Cola Company                          common stock   191216100     1877         103      Y        X
ConocoPhillips                             common stock   20825C104      332          17      Y        X
Cryo-Cell International, Inc.              common stock   228895108      500           1      Y        X
Devon Energy Corporation                   common stock   25179M103    63427        4087      Y        X
Exxon Mobil Corporation                    common stock   30231G102      735          49      Y        X
General Electric Company                   common stock   369604103   142196        2588      Y        X
Home Depot, Inc.                           common stock   437076102      140           5      Y        X
Honda Motor Company                        common stock   438128308   123950        4374      Y        X
Intel Corporation                          common stock   458140100      200           4      Y        X
Johnson & Johnson                          common stock   478160104    65974        4302      Y        X
Kimberly-Clark Corporation                 common stock   494368103    58927        3705      Y        X
Level 3 Communications                     common stock   52729N100     2200           4      Y        X
McDonald's Corporation                     common stock   580135101    43025        2871      Y        X
Medtronic, Inc.                            common stock   585055106      246          11      Y        X
Microsoft Corporation                      common stock   594918104   223261        6539      Y        X
Motorola, Inc.                             common stock   620076109      450           3      Y        X
Nisource, Inc. Holding Company             common stock   65473P105      500           8      Y        X
Pfizer, Inc.                               common stock   717081103   167224        2868      Y        X
Phillip Morris International, Inc.         common stock   718172109      100           5      Y        X
PowerShares Water Resources Portfolio      common stock   73935X575   230125        4011      Y        X
PowerShares QQQ Trust Series 1             common stock   73935A104      100           5      Y        X
Procter & Gamble                           common stock   742718109     1350          85      Y        X
Progress Energy, Inc.                      common stock   743263105     1000          39      Y        X
Royal Dutch Shell ADR                      common stock   780259206      175          10      Y        X
SPDR Gold Trust                            common stock   78463V107     2200         240      Y        X
Schlumberger Limited                       common stock   806857108      400          25      Y        X
Service Corporation International          common stock   817565104     1000           9      Y        X
Sypris Solutions, Inc.                     common stock   871655106      500           2      Y        X
TD Ameritrade Holding Corporation          common stock   87236Y108      150           3      Y        X
Teco Energy, Inc.                          common stock   872375100     3000          48      Y        X
The Bank of New York Mellon Corporation    common stock   064058100    86691        2677      Y        X
The Southern Company                       common stock   842587107     1050          35      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   181781        2679      Y        X
U.S. Bancorp                               common stock   902973304   105846        2739      Y        X
Valero Energy Corporation                  common stock   91913Y100   109750        2162      Y        X
Verizon Communications                     common stock   92343V104   145200        4504      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    95772        5325      Y        X
Walgreen Company                           common stock   931422109      500          19      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    53150        3146      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X